Convertible debentures, Key Inputs Derivative Liabilities (FY) (Details)	Jul. 31, 2025 USD ($)	Jan. 31, 2025	Oct. 08, 2024	Jul. 31, 2024 USD ($)	Sep. 12, 2023 USD ($)	Aug. 13, 2021 USD ($)
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.90					0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.99
Risk-free Interest Rate [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities		0.0274	0.0453	0.0349
Risk-free Interest Rate [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.0427	0.0061	0.046
Risk-free Interest Rate [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.0438	0.0425	0.0487
Expected Term (Years) [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.26	0.01	0.35
Expected Term (Years) [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.54	0.21	0.82
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.85	0.925	0.90
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				1.12	1	1.45
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.025	0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					1	0.05
Common Conversion Ratio [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.083
Common Conversion Ratio [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.063	0.083
Common Conversion Ratio [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.1462	0.155
Foreign Exchange Rate [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.7242
Foreign Exchange Rate [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.718	0.727
Foreign Exchange Rate [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities					0.734	0.747
DevvStream Holdings, Inc. [Member] | Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.90		0.90
DevvStream Holdings, Inc. [Member] | Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.0427		0.046
DevvStream Holdings, Inc. [Member] | Risk-free Interest Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.0438		0.0487
DevvStream Holdings, Inc. [Member] | Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.26		0.35
DevvStream Holdings, Inc. [Member] | Expected Term (Years) [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.54		0.82
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.85		0.90
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for the Company [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				1.12		1.45
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.025
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.025
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.05
DevvStream Holdings, Inc. [Member] | Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.083
DevvStream Holdings, Inc. [Member] | Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.083
DevvStream Holdings, Inc. [Member] | Common Conversion Ratio [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.155
DevvStream Holdings, Inc. [Member] | Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.7242
DevvStream Holdings, Inc. [Member] | Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.727
DevvStream Holdings, Inc. [Member] | Foreign Exchange Rate [Member] | Related Party [Member] | Envviron SAS [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities						0.747